Statutory Reserve	12 Months Ended
Dec. 31, 2018
Statutory Reserve
STATUTORY RESERVE

NOTE 11 - STATUTORY RESERVE

Gujia and Meimei Zhengtong operate in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Gujia and Meimei Zhengtong had sustained losses since their establishments. As of December 31, 2018 and 2017, no appropriation to statutory reserves for them was required as they incurred recurring net losses.